Summary of Significant Accounting Policies - Financial information of Group's VIE and VIE's subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Financial position of the VIE
Total assets	¥ 78,843,318		¥ 74,936,126		$ 11,274,444
Total current liabilities	(30,883,084)		(29,927,001)		(4,416,223)
Total liabilities	(34,400,154)		(33,386,897)		$ (4,919,158)
Results of operation of the VIE
Net revenues	105,919,546	$ 15,146,294	108,420,832	¥ 112,856,020
Total operating expenses	(17,410,213)	(2,489,627)	(17,211,609)	(17,418,317)
Net income	7,409,639	1,059,566	7,838,945	8,201,299
Results of Cash flow of the VIE
Net cash used in operating activities	7,454,245	1,065,943	9,128,983	14,414,513
Net cash used in investing activities	(8,297,050)	(1,186,464)	(3,565,550)	(5,160,337)
Net cash used in financing activities	(1,935,572)	$ (276,783)	(4,969,579)	(6,146,005)
Consolidated VIEs and VIEs' subsidiaries
Financial position of the VIE
Total assets	5,678,365		6,504,813
Total current liabilities	(928,299)		(899,497)
Total liabilities	(930,527)		(901,256)
Results of operation of the VIE
Net revenues	292,344		306,576	372,530
Total operating expenses	(35,938)		(56,759)	(62,931)
Net income	341,871		308,464	235,406
Results of Cash flow of the VIE
Net cash used in operating activities	(399,537)		(749,147)	(721,336)
Net cash used in investing activities	¥ (505,959)		(155,901)	¥ (123,591)
Net cash used in financing activities			¥ (1,854)